Securities Act File No. 333-37277
Investment Company Act File No. 811-8411

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 41	[X]

The James Advantage Funds
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (937) 426-7640
Barry R. James, P.O. Box 8, Alpha, Ohio 45301
(Name and Address of Agent for Service)

With copy to:
Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP
1550 17th Street, Suite 500, Denver, Colorado 80202
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 18th day of November, 2015.

THE JAMES ADVANTAGE FUNDS

By:	/s/ Barry R. James
Barry R. James
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Barry R. James	Trustee and President	November 18, 2015
Barry R. James	(principal executive officer)

/s/ Thomas L. Mangan	Vice President and Secretary	November 18, 2015
Thomas L. Mangan	(principal financial and accounting officer)

Leslie L. Brandon*	Trustee	November 18, 2015

Anthony P. D’Angelo*	Trustee	November 18, 2015

Richard C. Russell*	Trustee	November 18, 2015

Ronald D. Brown**	Trustee	November 18, 2015

Robert F. Chelle**	Trustee	November 18, 2015

*	Signature affixed by Thomas L. Mangan pursuant to a power of attorney dated August 12, 2014.
**	Signature affixed by Thomas L. Mangan pursuant to powers of attorney dated April 8, 2015 and April 7, 2015, respectively.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase